SHORT-TERM BORROWINGS (Details) In Thousands, unless otherwise specified				12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Short-term borrowings CNY	Dec. 31, 2011 Short-term borrowings CNY	Dec. 31, 2010 Short-term borrowings CNY	Dec. 31, 2012 Unsecured short-term bank loans CNY	Dec. 31, 2011 Unsecured short-term bank loans CNY	Dec. 31, 2012 Unsecured short-term bank loans 7.22% unsecured short-term bank loans maturing on April 13, 2013 CNY	Dec. 31, 2012 Unsecured short-term bank loans 7.22% unsecured short-term bank loans maturing on May 14, 2013 CNY	Dec. 31, 2012 Unsecured short-term bank loans 6.60% unsecured short-term bank loans maturing on July 16, 2013 CNY
SHORT-TERM BORROWINGS
Short-term borrowings	$ 9,631	60,000	60,000				60,000	60,000	20,000	20,000	20,000
Interest rate (as a percent)									7.22%	7.22%	6.60%
Interest expenses incurred				4,365	4,685	3,914
Weighted average interest rate (as a percent)				6.87%	5.63%